Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Depreciable Assets
The Group’s subsidiaries depreciate their property, plant and equipment, from the time they can be placed in service, amortizing the cost of the assets, net of their residual values on a straight-line basis over the assets’ estimated useful lives, which are calculated in accordance with technical studies that are revised periodically in light of technological advances and the rate of dismantling, as follows:

Years of estimated useful life
Buildings	25 – 40
Plant and machinery	4 – 30
Furniture, tools and other items	2 – 10
The composition and movements in 2023 and 2022 of the items comprising net "Property, plant and equipment" were as follows:

2023
Millions of euros	Balance at 12/31/2022	Additions(1)	Depreciation	Disposals	Impairments	Transfers and others	Translation differences and hyperinflation adjustments	Balance at 12/31/2023
Land and buildings	2,641	21	(206)	(21)	—	145	(64)	2,516
Plant and machinery	18,165	1,123	(3,650)	(14)	—	2,399	(76)	17,947
Furniture, tools and other items	576	136	(199)	4	—	112	(11)	618
PP&E in progress	2,332	2,420	—	(38)	(3)	(2,826)	(22)	1,863
Total PP&E	23,714	3,700	(4,055)	(69)	(3)	(170)	(173)	22,944
(1) Total additions of property, plant and equipment in 2023 amounted to 3,741 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 2).

2022
Millions of euros	Balance at 12/31/2021	Additions	Depreciation	Disposals	Impair-ments	Transfers and others	Translation differences and hyperinflation adjustments	Business combi-nations	Balance at 12/31/2022
Land and buildings	2,660	25	(216)	(22)	(12)	104	97	5	2,641
Plant and machinery	17,752	1,323	(3,707)	(28)	(43)	1,908	933	27	18,165
Furniture, tools and other items	552	74	(210)	(1)	(1)	132	26	4	576
PP&E in progress	1,761	2,867	—	(12)	(3)	(2,353)	71	1	2,332
Total PP&E	22,725	4,289	(4,133)	(63)	(59)	(209)	1,127	37	23,714
The gross cost, accumulated depreciation and impairment losses of property, plant and equipment at December 31, 2023 and 2022 were as follows:

Balance at December 31, 2023
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	8,689	(6,116)	(57)	2,516
Plant and machinery	88,224	(70,001)	(276)	17,947
Furniture, tools and other items	5,190	(4,558)	(14)	618
PP&E in progress	1,877	—	(14)	1,863
Total PP&E	103,980	(80,675)	(361)	22,944

Balance at December 31, 2022
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	9,097	(6,375)	(81)	2,641
Plant and machinery	91,319	(72,742)	(412)	18,165
Furniture, tools and other items	5,157	(4,566)	(15)	576
PP&E in progress	2,343	—	(11)	2,332
Total PP&E	107,916	(83,683)	(519)	23,714

Schedule of IFRS and Amendments to Existing Standards Published but not Mandatory
At the date of preparation of the consolidated financial statements, the following amendments to existing standards had been published, but their application is not mandatory:

Standards and amendments		Mandatory application: annual periods beginning on or after
Amendments to IAS 1	Classification of Liabilities as Current or Non-current	January 1, 2024
Amendments to IAS 1	Non-current Liabilities with Covenants	January 1, 2024
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback	January 1, 2024
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements	January 1, 2024
Amendments to IAS 21	Lack of Exchangeability	January 1, 2025